AB Relative Value Fund, Inc.

Portfolio of Investments

July 31, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 94.1%
Industrials – 20.1%
Aerospace & Defense – 4.7%
Curtiss-Wright Corp.	115,280	$13,637,624
Hexcel Corp.(a) (b)	179,428	9,764,472
Raytheon Technologies Corp.	434,335	37,765,428
Textron, Inc.(a)	480,458	33,156,407

		94,323,931

Construction & Engineering – 1.5%
EMCOR Group, Inc.(a)	188,740	22,990,419
Valmont Industries, Inc.(a)	33,038	7,828,354

		30,818,773

Electrical Equipment – 3.5%
Acuity Brands, Inc.(a)	39,084	6,854,552
Emerson Electric Co.	402,701	40,628,504
Hubbell, Inc.(a)	117,820	23,618,197

		71,101,253

Industrial Conglomerates – 0.4%
3M Co.	37,680	7,458,379

Machinery – 3.3%
Altra Industrial Motion Corp.	124,800	7,822,464
Flowserve Corp.(a)	411,260	17,309,933
Middleby Corp. (The)(b)	40,820	7,816,622
Westinghouse Air Brake Technologies Corp.(a)	386,540	32,805,650

		65,754,669

Professional Services – 3.4%
Leidos Holdings, Inc.(a)	333,475	35,488,410
Robert Half International, Inc.	339,030	33,296,136

		68,784,546

Road & Rail – 2.4%
Kansas City Southern	58,465	15,656,927
Knight-Swift Transportation Holdings, Inc.	650,724	32,334,476

		47,991,403

Trading Companies & Distributors – 0.9%
MSC Industrial Direct Co., Inc. - Class A(a)	211,997	18,903,772

		405,136,726

Financials – 17.4%
Banks – 6.4%
Citigroup, Inc.	229,220	15,499,856
JPMorgan Chase & Co.	229,970	34,904,847
Wells Fargo & Co.	1,704,635	78,310,932

		128,715,635

Company	Shares	U.S. $ Value

Capital Markets – 3.7%
Goldman Sachs Group, Inc. (The)	129,980	$48,726,903
Northern Trust Corp.	235,860	26,616,801

		75,343,704

Consumer Finance – 0.6%
Capital One Financial Corp.	70,802	11,448,683

Diversified Financial Services – 3.4%
Berkshire Hathaway, Inc. - Class B(b)	243,230	67,688,477

Insurance – 3.3%
Aflac, Inc.	214,539	11,799,645
Allstate Corp. (The)(a)	353,290	45,945,364
Fidelity National Financial, Inc.	218,380	9,741,932

		67,486,941

		350,683,440

Health Care – 13.9%
Biotechnology – 2.7%
Amgen, Inc.(a)	223,830	54,063,898

Health Care Providers & Services – 5.7%
Anthem, Inc.	135,940	52,202,320
Cigna Corp.	228,192	52,367,782
Quest Diagnostics, Inc.	83,060	11,777,908

		116,348,010

Life Sciences Tools & Services – 1.3%
Bio-Rad Laboratories, Inc. - Class A(b)	17,070	12,623,436
PerkinElmer, Inc.	73,430	13,381,149

		26,004,585

Pharmaceuticals – 4.2%
AstraZeneca PLC (Sponsored ADR)	302,181	17,296,840
Pfizer, Inc.	795,020	34,034,806
Roche Holding AG (Sponsored ADR)	680,230	32,827,900

		84,159,546

		280,576,039

Consumer Discretionary – 13.7%
Auto Components – 1.7%
BorgWarner, Inc.(a)	362,540	17,757,209
Gentex Corp.(a)	508,104	17,290,779

		35,047,988

Distributors – 2.4%
LKQ Corp.(b)	950,910	48,258,683

Household Durables – 2.6%
DR Horton, Inc.	403,710	38,526,045
Garmin Ltd.	90,220	14,182,584

		52,708,629

Internet & Direct Marketing Retail – 1.2%
eBay, Inc.	363,480	24,792,971

Company	Shares	U.S. $ Value

Multiline Retail – 3.4%
Dollar General Corp.(a)	76,590	$17,817,898
Target Corp.	194,370	50,740,288

		68,558,186

Specialty Retail – 1.5%
AutoZone, Inc.(b)	10,740	17,437,142
Murphy USA, Inc.(a)	81,110	11,964,536

		29,401,678

Textiles, Apparel & Luxury Goods – 0.9%
Deckers Outdoor Corp.(b)	44,710	18,369,104

		277,137,239

Information Technology – 10.3%
Communications Equipment – 4.3%
Ciena Corp.(a) (b)	341,174	19,835,856
Cisco Systems, Inc./Delaware	692,190	38,326,560
F5 Networks, Inc.(b)	145,770	30,102,963

		88,265,379

Electronic Equipment, Instruments & Components – 0.7%
Keysight Technologies, Inc.(a) (b)	47,850	7,873,718
Littelfuse, Inc.	23,168	6,162,456

		14,036,174

IT Services – 4.4%
Cognizant Technology Solutions Corp. - Class A	251,060	18,460,442
FleetCor Technologies, Inc.(b)	123,413	31,867,705
Maximus, Inc.(a)	430,334	38,299,726

		88,627,873

Semiconductors & Semiconductor Equipment – 0.9%
MKS Instruments, Inc.	115,280	18,034,403

		208,963,829

Communication Services – 6.5%
Diversified Telecommunication Services – 6.5%
Comcast Corp. - Class A	1,256,889	73,942,780
Verizon Communications, Inc.	1,041,790	58,111,046

		132,053,826

Consumer Staples – 5.6%
Food & Staples Retailing – 1.8%
Walmart, Inc.(a)	249,588	35,578,769

Tobacco – 3.8%
Philip Morris International, Inc.(a)	768,040	76,873,124

		112,451,893

Company	Shares	U.S. $ Value

Energy – 2.5%
Energy Equipment & Services – 0.6%
Cactus, Inc. - Class A(a)	172,017	$6,199,493
Helmerich & Payne, Inc.(a)	209,487	6,005,992

		12,205,485

Oil, Gas & Consumable Fuels – 1.9%
Chevron Corp.	88,910	9,051,927
ConocoPhillips(a)	202,212	11,336,005
EOG Resources, Inc.	252,760	18,416,093

		38,804,025

		51,009,510

Real Estate – 2.4%
Real Estate Management & Development – 2.4%
CBRE Group, Inc. - Class A(b)	503,100	48,529,026

Materials – 1.7%
Metals & Mining – 1.7%
BHP Group Ltd. (Sponsored ADR)(a)	239,310	18,800,194
Steel Dynamics, Inc.	252,430	16,269,113

		35,069,307

Total Common Stocks (cost $1,372,657,620)		1,901,610,835

SHORT-TERM INVESTMENTS – 5.9%
Investment Companies – 5.9%
AB Fixed Income Shares, Inc. - AB Government Money Market Portfolio - Class AB, 0.01%(c) (d) (e) (cost $119,820,578)	119,820,578	119,820,578

Total Investments Before Security Lending Collateral for Securities Loaned – 100.0% (cost $1,492,478,198)		2,021,431,413

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.9%
Investment Companies – 0.9%
AB Fixed Income Shares, Inc. - AB Government Money Market Portfolio - Class AB, 0.01%(c) (d) (e) (cost $17,562,842)	17,562,842	17,562,842

Total Investments – 100.9% (cost $1,510,041,040)(f)		2,038,994,255
Other assets less liabilities – (0.9)%		(17,953,485)

Net Assets – 100.0%		$2,021,040,770

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(f)

As of July 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $532,836,146 and gross unrealized depreciation of investments was $(3,882,931), resulting in net unrealized appreciation of $528,953,215.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

AB Relative Value Fund, Inc.

July 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$1,901,610,835	$—	$—	$1,901,610,835
Short-Term Investments	119,820,578	—	—	119,820,578
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	17,562,842	—	—	17,562,842

Total Investments in Securities	2,038,994,255	—	—	2,038,994,255
Other Financial Instruments(b)	—	—	—	—

Total	$2,038,994,255	$—	$—	$2,038,994,255

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2021 is as follows:

Fund	Market Value 10/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 07/31/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$71,151	$483,715	$435,045	$119,821	$12
Government Money Market Portfolio*	10,119	93,309	85,865	17,563	0	**
Total	$81,270	$577,024	$520,910	$137,384	$12

*	Investments of cash collateral for securities lending transactions.
**	Amount less than $500.